UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues		$ 6,482	$ 5,429	$ 12,783	$ 10,821
Direct operating costs		(4,892)	(3,995)	(9,497)	(7,959)
General and administrative expenses		(114)	(108)	(223)	(205)
Profit (loss) from operating activities		1,476	1,326	3,063	2,657
Interest expense		(1,073)	(909)	(2,120)	(1,808)
Share of earnings (losses) from investments in associates and joint ventures		33	(12)	(8)	111
Mark-to-market gains (losses)		77	(139)	(38)	(265)
Other income		165	143	36	392
Income before income tax		678	409	933	1,087
Income tax (expense) recovery
Current		(154)	(201)	(312)	(391)
Deferred		(35)	44	16	82
Net (loss) income		489	252	637	778
Attributable to:
Limited partners		(24)	(6)	(110)	20
General partner		86	80	172	160
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		(11)	(3)	(46)	9
BIPC exchangeable shares and class A.2 exchangeable shares		(7)	(2)	(32)	5
Exchangeable units	[1]	0	0	(1)	0
Interest of others in operating subsidiaries		$ 445	$ 183	$ 654	$ 584
Basic and diluted (loss) income per limited partner unit:
Basic (loss) income per limited partner unit (in dollars per share)		$ (0.07)	$ (0.03)	$ (0.27)	$ 0.01
Diluted (loss) income per limited partner unit (in dollars per share)		$ (0.07)	$ (0.03)	$ (0.27)	$ 0.01

[1]	1.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.